Trade Accounts and Other Receivables - Summary of Trade Accounts and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Text Block [Abstract]
Accounts and notes receivables	¥ 2,466,398	¥ 2,301,976
Other receivables	716,558	688,352
Allowance for doubtful accounts	(40,124)	(31,586)
Total	¥ 3,142,832	¥ 2,958,742